CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 747,580	$ 2,374,006
Restricted cash and cash equivalents	274,289	207,576
Receivables, less allowance for doubtful accounts of $19,099 and $19,708	1,447,170	1,356,553
Inventories, at lower of cost or market	99,999	87,429
Prepaid expenses and other assets	458,193	344,926
Revenue earning equipment, at cost:
Cars	10,787,553	8,435,077
Less accumulated depreciation	(1,264,859)	(1,199,355)
Other equipment	2,790,005	2,756,101
Less accumulated depreciation	(1,087,346)	(1,052,414)
Total revenue earning equipment	11,225,353	8,939,409
Property and equipment, at cost:
Land, buildings and leasehold improvements	1,119,172	1,071,987
Service equipment and other	1,001,807	900,271
Total property and equipment, at cost	2,120,979	1,972,258
Less accumulated depreciation	(902,437)	(808,689)
Total property and equipment	1,218,542	1,163,569
Other intangible assets, net	2,522,540	2,550,559
Goodwill	307,212	300,174
Total assets	18,300,878	17,324,201
LIABILITIES AND EQUITY
Accounts payable	1,560,856	944,973
Due to Hertz Global Holdings, Inc.	1,578	1,396
Accrued liabilities	1,041,929	1,068,002
Accrued taxes	161,854	136,397
Debt	11,295,754	10,919,345
Public liability and property damage	286,018	278,685
Deferred taxes on income	1,433,333	1,460,212
Total liabilities	15,781,322	14,809,010
Commitments and contingencies
The Hertz Corporation and Subsidiaries stockholder's equity
Common Stock, $0.01 par value, 3,000 shares authorized, 100 shares issued and outstanding
Additional paid-in capital	3,472,029	3,452,019
Accumulated deficit	(1,064,472)	(991,153)
Accumulated other comprehensive income	97,262	37,823
Total The Hertz Corporation and Subsidiaries stockholder's equity	2,504,819	2,498,689
Noncontrolling interest	14,737	16,502
Total equity	2,519,556	2,515,191
Total liabilities and equity	$ 18,300,878	$ 17,324,201